UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF PARTNERS' CAPITAL - USD ($) $ in Thousands	Total	At Market Program	Noncontrolling Interest - Series A Preferred Units	Noncontrolling Interest - Series A Preferred Units At Market Program	Noncontrolling Interest - Common Noncontrolling Interests [1]	Noncontrolling Interest - Common Noncontrolling Interests At Market Program	[1]	Partners' Capital	Partners' Capital At Market Program	Previously adjusted	Previously adjusted Noncontrolling Interest - Series A Preferred Units	Previously adjusted Noncontrolling Interest - Common Noncontrolling Interests	[1]	Previously adjusted Partners' Capital	January 1, 2018 impact of Topic 606 day 1 adoption	January 1, 2018 impact of Topic 606 day 1 adoption Noncontrolling Interest - Series A Preferred Units	January 1, 2018 impact of Topic 606 day 1 adoption Noncontrolling Interest - Common Noncontrolling Interests	[1]	January 1, 2018 impact of Topic 606 day 1 adoption Partners' Capital
Beginning balance at Dec. 31, 2016	$ 1,635,420		$ 0		$ 629,488			$ 1,005,932
Net income (loss)	(136,914)		3,563		46,497			(186,974)
Unit-based compensation	7,878		0		7,878			0
Effect of common unit issuances under SMLP LTIP	0		0		1,209			(1,209)
Tax withholdings and associated payments on vested SMLP LTIP awards	(2,236)		0		(2,236)			0
Net cash distributions to SMLP unitholders	(109,973)		(2,375)		(107,598)			0
Net cash distributions to Energy Capital Partners	(301,672)		0		0			(301,672)
Issuance of Series A Preferred Units, net of offering costs	293,238	$ 17,078	293,238	$ 0	0	$ 14,551		0	$ 2,527
Secondary offering of SMLP common units	94,640		0		60,981			33,659
Other	(199)		0		(199)			0
Ending balance at Dec. 31, 2017	1,501,474		294,426		653,240			553,808		$ 1,497,260	$ 294,426	$ 650,571		$ 552,263	$ 4,214	$ 0	$ 2,669		$ 1,545
Net income (loss)	34,320		28,500		2,774			3,046
Unit-based compensation	8,088		0		8,088			0
Effect of common unit issuances under SMLP LTIP	0		0		1,575			(1,575)
Tax withholdings and associated payments on vested SMLP LTIP awards	(1,974)		0		(1,974)			0
Net cash distributions to SMLP unitholders	(137,601)		(28,500)		(109,101)			0
Net cash distributions to Energy Capital Partners	(11,800)		0		0			(11,800)
Other	(940)		(810)		(130)			0
Ending balance at Dec. 31, 2018	1,391,567		293,616		554,472			543,479
Net income (loss)	(40,280)		7,125		(25,570)			(21,835)
Unit-based compensation	2,526		0		2,526			0
Effect of common unit issuances under SMLP LTIP	0		0		2,387			(2,387)
Tax withholdings and associated payments on vested SMLP LTIP awards	(2,524)		0		(2,524)			0
Net cash distributions to SMLP unitholders	(27,374)		0		(27,374)			0
Conversion of noncontrolling interest related to cancelation of subsidiary incentive distribution rights	0		0		(48,203)			48,203
Ending balance at Mar. 31, 2019	1,323,915		300,741		455,714			567,460
Beginning balance at Dec. 31, 2018	1,391,567		293,616		554,472			543,479
Net income (loss)	(393,784)		28,500		(209,275)			(213,009)
Unit-based compensation	8,171		0		8,171			0
Effect of common unit issuances under SMLP LTIP	0		0		2,664			(2,664)
Tax withholdings and associated payments on vested SMLP LTIP awards	(2,614)		0		(2,614)			0
Net cash distributions to SMLP unitholders	(97,374)		(28,500)		(68,874)			0
Net cash distributions to Energy Capital Partners	(120,730)		0		0			(120,730)
Conversion of noncontrolling interest related to cancelation of subsidiary incentive distribution rights	0		0		(48,203)			48,203
Conversion of noncontrolling interest related to partial cancellation of subsidiary of DPPO	0		0		(50,271)			50,271
Ending balance at Dec. 31, 2019	785,236		293,616		186,070			305,550
Net income (loss)	2,817		7,125		(1,881)			(2,427)
Unit-based compensation	2,723		0		2,723			0
Effect of common unit issuances under SMLP LTIP	0		0		2,322			(2,322)
Tax withholdings and associated payments on vested SMLP LTIP awards	(984)		0		(984)			0
Net cash distributions to SMLP unitholders	(6,037)		0		(6,037)			0
Ending balance at Mar. 31, 2020	$ 783,755		$ 300,741		$ 182,213			$ 300,801

[1]	Prior to the GP Buy-In Transaction, common noncontrolling interests reported by Summit Investments included equity interests in SMLP that were not owned by Summit Investments.